INTANGIBLES - Schedule of intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 3,388,482	$ 3,370,341
Amortization of intangibles	19,317	11,312
Intangible assets and goodwill, ending balance	4,290,998	3,388,482
Fund management contracts indefinite life
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,779,957	1,779,957
Intangible assets and goodwill, ending balance	1,778,901	1,779,957
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	3,475,064	3,451,835
Acquired	924,983	32,970
Additions	17,132	4,425
Retired		(12,664)
Translation	(20,310)	(1,502)
Intangible assets and goodwill, ending balance	4,396,869	3,475,064
Cost | Fund management contracts indefinite life
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,779,957	1,779,957
Acquired	1,753	0
Additions	0	0
Retired		0
Translation	(2,809)	0
Intangible assets and goodwill, ending balance	1,778,901	1,779,957
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(86,582)	(81,494)
Acquired	(166)	1,826
Amortization of intangibles	19,317	11,312
Retired		4,398
Translation	194
Intangible assets and goodwill, ending balance	(105,871)	(86,582)
Accumulated depreciation | Fund management contracts indefinite life
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0	0
Acquired		0
Amortization of intangibles	0	0
Retired		0
Translation	0
Intangible assets and goodwill, ending balance	0	0
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,531,273	1,521,105
Intangible assets and goodwill, ending balance	2,053,672	1,531,273
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,531,273	1,521,105
Acquired	529,320	11,670
Additions	0	0
Retired		0
Translation	(6,921)	(1,502)
Intangible assets and goodwill, ending balance	2,053,672	1,531,273
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0	0
Acquired	0	0
Amortization of intangibles	0	0
Retired		0
Translation	0
Intangible assets and goodwill, ending balance	0	0
Fund administration contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	23,779	21,246
Intangible assets and goodwill, ending balance	$ 397,129	23,779
Fund administration contracts | Bottom of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining term	7 years 10 months 24 days
Fund administration contracts | Top of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining term	12 years
Fund administration contracts | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 49,500	44,500
Acquired	392,904	5,000
Additions	0	0
Retired		0
Translation	(10,439)	0
Intangible assets and goodwill, ending balance	431,965	49,500
Fund administration contracts | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(25,721)	(23,254)
Acquired	0	0
Amortization of intangibles	9,325	2,467
Retired		0
Translation	210
Intangible assets and goodwill, ending balance	(34,836)	(25,721)
Fund management contracts finite life
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	18,761	20,783
Intangible assets and goodwill, ending balance	$ 16,592	18,761
Fund management contracts finite life | Bottom of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining term	6 years 3 months 18 days
Fund management contracts finite life | Top of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining term	12 years 10 months 24 days
Fund management contracts finite life | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 50,157	50,157
Acquired	0	0
Additions	0	0
Retired		0
Translation	(112)	0
Intangible assets and goodwill, ending balance	50,045	50,157
Fund management contracts finite life | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(31,396)	(29,374)
Acquired	0	0
Amortization of intangibles	2,037	2,022
Retired		0
Translation	(20)
Intangible assets and goodwill, ending balance	(33,453)	(31,396)
Other intangibles
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	34,712	27,250
Intangible assets and goodwill, ending balance	$ 44,704	34,712
Other intangibles | Bottom of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining term	1 month 6 days
Other intangibles | Top of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Remaining term	8 years 9 months 18 days
Other intangibles | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 64,177	56,116
Acquired	1,006	16,300
Additions	17,132	4,425
Retired		(12,664)
Translation	(29)	0
Intangible assets and goodwill, ending balance	82,286	64,177
Other intangibles | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(29,465)	(28,866)
Acquired	(166)	1,826
Amortization of intangibles	7,955	6,823
Retired		4,398
Translation	4
Intangible assets and goodwill, ending balance	$ (37,582)	$ (29,465)